Long term debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 331,957	$ 295,958
Unamortized deferred financing costs	(3,896)	(1,773)
Less: current portion of long-term debt	(18,514)	(29,996)
Long-term portion of debt	313,443	265,962
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	18,600
2021	194,000
2022	4,100
2023	4,300
2024	41,300
Credit facilities
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	190,000	194,918
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	94,031	39,976
Mortgages
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	21,739	19,900
Promissory notes
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	14,648	42,937
Financing obligations
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 15,435	$ 0